UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-3700

The Dreyfus/Laurel Tax-Free Municipal Funds (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	6/30
Date of reporting period:	12/31/2008

FORM N-CSR

Item 1.	Reports to Stockholders.

Dreyfus BASIC California Municipal Money Market Fund

SEMIANNUAL REPORT December 31, 2008

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured  Not Bank-Guaranteed  May Lose Value

Contents

THE FUND

2	A Letter from the CEO

3	Discussion of Fund Performance

6	Understanding Your Fund’s Expenses

6	Comparing Your Fund’s Expenses With Those of Other Funds

7	Statement of Investments

17	Statement of Assets and Liabilities

18	Statement of Operations

19	Statement of Changes in Net Assets

20	Financial Highlights

21	Notes to Financial Statements

FOR MORE INFORMATION

Back Cover

Dreyfus BASIC California Municipal Money Market Fund

The Fund

A LETTER FROM THE CEO Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus BASIC California Municipal Money Market Fund, covering the six-month period from July 1, 2008, through December 31, 2008.

The second half of 2008 was one of the most difficult periods in decades for the financial markets.A credit crunch that began in 2007 exploded in mid-2008 into a global financial crisis, resulting in the failures of major financial institutions, a deep and prolonged recession and lower investment values across a broad range of asset classes. Governments and regulators throughout the world moved aggressively to curtail the damage, implementing unprecedented reductions of short-term interest rates, massive injections of liquidity into the banking system, government bailouts of struggling companies and plans for massive economic stimulus programs. Money market funds were not immune to the downturn, and several U.S. money market funds were unable to maintain a stable net asset value.The federal government subsequently stepped in with a program for guaranteeing participating funds’ assets at stated levels, while others received financial support from their sponsors.

Although we expect the U.S. and global economies to remain weak until longstanding imbalances have worked their way out of the system, the financial markets currently appear to have priced in investors’ generally low expectations. In previous recessions, however, the markets have tended to anticipate economic improvement before it occurs, potentially leading to major rallies when few expected them. That’s why it makes sense to remain disciplined, maintain a long-term perspective and adopt a consistent asset allocation strategy that reflects one’s future goals and attitudes toward risk. As always, we urge you to consult with your financial advisor, who can recommend the course of action that is right for you. For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chief Executive Officer The Dreyfus Corporation January 15, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the period of July 1, 2008, through December 31, 2008, as provided by Joseph Irace, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended December 31, 2008, Dreyfus BASIC California Municipal Money Market Fund produced an annualized yield of 1.66% . Taking into account the effects of compounding, the fund produced an annualized effective yield of 1.68% .1

Tax-exempt money market instruments were influenced by a faltering U.S. economy, an intensifying financial crisis and sharply lower short-term interest rates during the reporting period.

The Fund’s Investment Approach

The fund seeks to provide a high level of current income exempt from federal and California state income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. To pursue this objective, we attempt to add value by selecting the individual tax-exempt money market instruments from high-quality California exempt issuers that we believe are most likely to provide high tax-exempt current income.We also actively manage the fund’s weighted average maturity in anticipation of interest-rate and supply-and-demand changes in California’s short-term municipal marketplace.

The management of the fund’s weighted average maturity uses a more tactical approach. If we expect the supply of securities to increase temporarily, we may reduce the fund’s weighted average maturity to make cash available for the purchase of higher yielding securities.This is due to the fact that yields tend to rise if issuers are competing for investor interest. If we expect demand to surge at a time when we anticipate little issuance and therefore lower yields, we may increase the fund’s average weighted maturity to maintain current yields for as long as we deem practical. At other times, we try to maintain a neutral average weighted maturity.

The Fund

3

DISCUSSION OF FUND PERFORMANCE (continued)

Economic Slump and Financial Crisis Roiled Money Markets

Economic conditions already had begun to deteriorate by the start of the reporting period as a result of weakness in housing markets, rising unemployment and declining consumer confidence. In response, the Federal Reserve Board (the “Fed”) had implemented several reductions in the overnight federal funds rate, which began the reporting period at 2%.

Meanwhile, a credit crisis intensified as mortgage foreclosure rates surged and institutional investors continued to de-lever their portfolios, selling their more liquid and creditworthy holdings to meet margin calls resulting from severe losses in mortgage- and asset-backed securities. Despite efforts by regulators to contain the credit crunch, it mushroomed into a global financial crisis over the summer of 2008, leading to the failures and government bailouts of several major financial institutions.The Fed also intervened with massive injections of liquidity into the banking system and additional rate cuts, which drove its target for the federal funds rate to a record low of 0% to 0.25% .

The money markets were not immune to the financial crisis, as credit concerns caused dislocations among short-term money market instruments, including tax-exempt variable rate demand notes (“VRDNs”), and a surge in redemptions from some funds. In an effort to shore up investor confidence and help restore stability to the financial system, the U.S. Department of the Treasury initiated several remedial measures, including the Temporary Guarantee Program specifically for money market funds.

With the Fed and U.S.Treasury supporting banks and short-term lending, short-term credit markets appeared to stabilize by the reporting period’s end. Although liquidity concerns regarding VRDNs pushed their yields higher in September, liquidity and yields subsequently returned to normalized levels.

The financial crisis and economic downturn put pressure on the fiscal condition of the state of California, which was undermined by severe tax

4

revenue shortfalls.As of the reporting period’s end, the state was in danger of running out of cash as the Governor and Legislature negotiated potential spending cuts and tax hikes designed to bridge its budget gaps.

Independent Research Helps Avoid Credit Problems

As always, we have invested exclusively in direct, high-quality municipal obligations that have been independently approved by our credit analysts. In light of the issues confronting the market, we maintained a conservative credit selection strategy, including increased credit surveillance of the fund’s holdings.

Early in the reporting period, we set the fund’s weighted average maturity in a range that was longer than industry averages to capture higher yields for as long as we deemed practical while interest rates fell. However, we later shortened the fund’s weighted average maturity to weather the dislocations caused by the financial crisis. This enabled us to take greater advantage of the outsized yields offered by VRDNs at the time.

Maintaining a Conservative Investment Posture

We intend to maintain the fund’s conservative credit selection strategy and generally neutral weighted average maturity until we are confident that the crisis has passed.

January 15, 2009

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-California residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.

The Fund

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC California Municipal Money Market Fund from July 1, 2008 to December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended December 31, 2008

Expenses paid per $1,000†	$ 2.38
Ending value (after expenses)	$1,008.40

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended December 31, 2008

Expenses paid per $1,000†	$ 2.40
Ending value (after expenses)	$1,022.84

  Expenses are equal to the fund’s annualized expense ratio of .47%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
December 31, 2008 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—99.3%	Rate (%)	Date	Amount ($)		Value ($)

California—94.4%
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (Grauer Foundation for
Education Project) (LOC;
Comerica Bank)	1.25	1/7/09	3,760,000	[a]	3,760,000
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (Northbay Healthcare
Group) (LOC; JPMorgan Chase
Bank)	1.25	1/7/09	7,000,000	[a]	7,000,000
Alameda County Industrial
Development Authority, Revenue
(P.J.’s Lumber, Inc. Project)
(LOC; Comerica Bank)	1.75	1/7/09	2,005,000	[a]	2,005,000
Auburn Union School District,
GO Notes, TRAN	2.00	9/9/09	1,400,000		1,403,591
California,
Economic Recovery Bonds	5.00	1/1/09	4,220,000		4,220,000
California,
Economic Recovery Bonds	5.00	1/1/09	300,000		300,000
California,
Economic Recovery Bonds	3.50	7/1/09	100,000		100,733
California,
Economic Recovery Bonds	5.00	7/1/09	1,000,000		1,016,212
California,
Economic Recovery Bonds	5.00	7/1/09	5,500,000		5,590,874
California,
Economic Recovery Bonds
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	2.00	1/7/09	3,900,000	[a]	3,900,000
California,
GO Notes	5.00	3/1/09	250,000		251,073
California,
GO Notes
(Kindergarten-University)
(LOC: Citibank NA, National
Australia Bank and State
Street Bank and Trust Co.)	0.68	1/7/09	5,500,000	[a]	5,500,000

The Fund

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

California (continued)
California,
GO Notes (Various Purpose)	4.00	2/1/09	300,000		300,565
California,
GO Notes (Various Purpose)	4.50	2/1/09	150,000		150,267
California,
GO Notes (Various Purpose)	5.00	2/1/09	700,000		701,683
California Department of Water
Resources, Power Supply
Revenue (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	3.00	1/7/09	9,000,000	[a]	9,000,000
California Department of Water
Resources, Power Supply
Revenue (Insured; FSA and
Liquidity Facility; JPMorgan
Chase Bank)	3.00	1/7/09	400,000	[a]	400,000
California Department of Water
Resources, Power Supply
Revenue (LOC; State Street
Bank and Trust Co.)	0.83	1/7/09	3,500,000	[a]	3,500,000
California Department of Water
Resources, Water Revenue, CP
(Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.90	1/9/09	999,000		999,000
California Educational Facilities
Authority, Revenue (Chapman
University) (LOC; Bank of
America)	0.85	1/1/09	2,000,000	[a]	2,000,000
California Educational Facilities
Authority, Revenue, Refunding
(Art Center College of Design)
(LOC; Allied Irish Banks)	1.10	1/7/09	3,750,000	[a]	3,750,000
California Health Facilities
Financing Authority, Health
Facility Revenue (Catholic
Healthcare West) (LOC; Bank of
America)	0.40	1/7/09	6,000,000	[a]	6,000,000

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

California (continued)
California Housing
Finance Agency,
Home Mortgage Revenue	3.15	2/1/09	100,000		100,000
California Housing
Finance Agency,
Home Mortgage Revenue
(Insured; FSA)	3.75	2/1/09	125,000		125,045
California Infrastructure and
Economic Development Bank, IDR
(Bonny Doon Winery, Inc.
Project) (LOC; Comerica Bank)	1.85	1/7/09	2,955,000	[a]	2,955,000
California Infrastructure and
Economic Development Bank, IDR
(Hydro System, Inc. Project)
(LOC; Comerica Bank)	1.85	1/7/09	1,960,000	[a]	1,960,000
California Infrastructure and
Economic Development Bank, IDR
(Starter and Alternator
Exchange, Inc. Project) (LOC;
California State Teachers
Retirement System)	1.59	1/7/09	1,100,000	[a]	1,100,000
California Pollution Control
Financing Authority, PCR
(Southdown, Inc. Project)
(LOC; Wachovia Bank)	1.25	1/30/09	9,800,000	[a]	9,800,000
California Pollution Control
Financing Authority, SWDR
(CR&R Inc. Project) (LOC; Bank
of the West)	1.48	1/7/09	6,000,000	[a]	6,000,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Comerica Bank)	1.50	1/7/09	6,800,000	[a]	6,800,000
California Pollution Control
Financing Authority, SWDR
(Metropolitan Recycling Inc.)
(LOC; Comerica Bank)	1.50	1/7/09	2,885,000	[a]	2,885,000

The Fund

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

California (continued)
California Pollution Control
Financing Authority, SWDR
(Metropolitan Recycling Inc.)
(LOC; Comerica Bank)	1.50	1/7/09	970,000	[a]	970,000
California Pollution Control
Financing Authority, SWDR
(Northern Recycling and Waste
Services, LLC Project) (LOC;
Union Bank of California)	1.50	1/7/09	3,335,000	[a]	3,335,000
California Pollution Control
Financing Authority, SWDR
(Pena’s Disposal, Inc.
Project) (LOC; Comerica Bank)	1.50	1/7/09	2,510,000	[a]	2,510,000
California Pollution Control
Financing Authority, SWDR
(Rainbow Disposal Company Inc.
Project) (LOC; Union Bank of
California)	1.50	1/7/09	3,910,000	[a]	3,910,000
California Pollution Control
Financing Authority, SWDR
(South Tahoe Refuse Company
Project) (LOC; Union Bank of
California)	1.05	1/7/09	5,540,000	[a]	5,540,000
California Pollution Control
Financing Authority, SWDR
(Sunset Waste Paper, Inc.
Project) (LOC; Comerica Bank)	1.05	1/7/09	3,800,000	[a]	3,800,000
California Pollution Control
Financing Authority, SWDR
(Valley Vista Services, Inc.
Project) (LOC; Comerica Bank)	1.50	1/7/09	2,000,000	[a]	2,000,000
California School Boards
Association Finance
Corporation, COP, TRAN
(California School Cash
Reserve Program) (LOC; U.S.
Bank NA)	3.00	7/6/09	6,000,000		6,040,749

10

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

California (continued)
California Statewide Communities
Development Authority, Revenue
(Adventist Health System/West)
(Insured; Assured Guaranty and
Liquidity Facility; Wells Fargo Bank)	0.67	1/7/09	7,000,000	[a]	7,000,000
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	0.35	1/7/09	7,150,000	[a]	7,150,000
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	0.35	1/7/09	6,200,000	[a]	6,200,000
California Statewide Communities
Development Authority, Revenue
(Rady Children’s Hospital—
San Diego) (LOC; Wachovia Bank)	0.95	1/1/09	3,000,000	[a]	3,000,000
California Statewide Communities
Development Authority, Revenue
(Rady Children’s Hosptial—
San Diego) (LOC; Wachovia Bank)	1.10	1/7/09	10,550,000	[a]	10,550,000
Concord,
MFMR (Arcadian Apartments)
(LOC; FNMA)	0.60	1/7/09	1,550,000	[a]	1,550,000
Deutsche Bank Spears/Lifers Trust
(Anaheim Redevelopment Agency,
Tax Allocation Revenue,
Refunding (Anaheim Merged
Redevelopment Project Area))
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche
Bank AG)	1.20	1/7/09	5,200,000	[a,b]	5,200,000
Irvine Ranch Water District,
GO (Improvement District
Numbers 105, 140, 240 and 250)
(LOC; Bank of America)	0.95	1/1/09	5,525,000	[a]	5,525,000
Kern County Board of Education,
TRAN	2.00	9/8/09	1,000,000		1,002,830

The Fund

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

California (continued)
Loomis Union School District,
GO Notes, TRAN	2.00	9/9/09	2,300,000		2,305,900
Los Angeles County Housing
Authority, MFHR, Refunding
(Meadowridge Apartments
Project) (LOC; FNMA)	1.15	1/7/09	1,760,000	[a]	1,760,000
Los Angeles County School and
Community College Districts,
COP, TRAN (Los Angeles County
Schools Pooled Financing
Program) (Insured; FSA)	3.50	6/30/09	2,860,000		2,885,655
Los Angeles Department of
Airports, Senior Revenue,
Refunding (Los Angeles
International Airport)	3.00	5/15/09	545,000		545,782
Los Angeles Municipal Improvement
Corporation, LR, CP (LOC; Bank
of America)	0.95	3/17/09	4,800,000		4,800,000
Los Angeles Unified School
District, GO Notes, TRAN	3.00	7/30/09	5,000,000		5,042,029
Manteca Redevelopment Agency,
Subordinate Tax Allocation
Revenue, Refunding (Amended
Merged Project Area) (LOC;
State Street Bank and Trust Co.)	1.20	1/1/09	2,000,000	[a]	2,000,000
Metropolitan Water District of
Southern California, Water
Revenue, Refunding	3.00	7/1/09	1,000,000		1,006,362
Metropolitan Water District of
Southern California,
Waterworks GO Notes, Refunding	8.00	3/1/09	2,000,000		2,020,115
Orange County Fire Authority,
GO Notes, TRAN	3.00	6/30/09	4,000,000		4,027,259
Pittsburg Redevelopment Agency,
Subordinate Tax Allocation
Revenue (Los Medanos Community
Development Project)
(Liquidity Facility:
California State Teachers
Retirement System and State
Street Bank and Trust Co.)	1.20	1/1/09	14,800,000	[a]	14,800,000

12

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

California (continued)
Puttable Floating Option Tax
Exempt Receipts (California
Statewide Communities
Development Authority, MFHR
(La Mision Village Apartments
Project)) (Liquidity Facility;
FHLMC and LOC; FHLMC)	1.43	1/7/09	6,205,000	[a,b]	6,205,000
Richmond,
Wastewater Revenue, Refunding
(LOC; Union Bank of California)	1.00	1/7/09	755,000	[a]	755,000
San Diego County,
COP (Friends of Chabad
Lubavitch) (LOC; Comerica Bank)	0.89	1/7/09	1,500,000	[a]	1,500,000
San Jose Financing Authority,
LR (Civic Center Garage
Refunding Project) (LOC: Bank
of America and California
State Teachers
Retirement System)	1.00	1/7/09	8,290,000	[a]	8,290,000
San Pablo Redevelopment Agency,
Subordinate Tax Allocation
Revenue (Tenth Township
Redevelopment Project) (LOC;
Union Bank of California)	1.25	1/1/09	2,000,000	[a]	2,000,000
Santa Clara Unified School
District, GO Notes, TRAN	2.00	6/29/09	1,800,000		1,803,036
Sequoia Union High School
District, GO Notes	3.00	7/1/09	1,900,000		1,912,090
Tahoe Forest Hospital District,
Revenue (LOC; U.S. Bancorp)	1.20	1/1/09	5,900,000	[a]	5,900,000
Tustin Community Redevelopment
Agency, Revenue (Liquidity
Facility; Citigroup NA and
LOC; Citigroup NA)	1.35	1/7/09	645,000	[a,b]	645,000
University of California Regents,
General Revenue (Insured; FSA)	4.00	5/15/09	500,000		503,616
West Covina Public Financing
Authority, LR, Refunding
(Public Facilities Project)
(LOC; California State
Teachers Retirement System)	1.22	1/7/09	2,600,000	[a]	2,600,000

The Fund

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

U.S. Related—4.9%
Puerto Rico Commonwealth,
Public Improvement GO Notes,
Refunding (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	3.35	1/7/09	8,100,000	[a]	8,100,000
Puttable Floating Option Tax
Exempt Receipts (Puerto Rico
Highways and Transportation
Authority, Highway Revenue)
(Liquidity Facility; Dexia
Credit Locale and LOC; Dexia
Credit Locale)	3.52	1/7/09	4,480,000	[a,b]	4,480,000

Total Investments (cost $254,744,466)			99.3%		254,744,466

Cash and Receivables (Net)			.7%		1,876,511

Net Assets			100.0%		256,620,977

a	Variable rate demand note—rate shown is the interest rate in effect at December 31, 2008. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, these securities amounted to $16,530,000 or 6.4% of net assets.

14

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	92.6
AAA,AA,A [c]		Aaa,Aa,A [c]		AAA,AA,A [c]	7.4
					100.0

†	Based on total investments.
c	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
See notes to financial statements.

16

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2008 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	254,744,466	254,744,466
Cash		1,015,803
Interest receivable		1,078,259
Prepaid expenses		37,412
		256,875,940

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2		81,762
Dividend payable		171,268
Payable for shares of Beneficial Interest redeemed		1,933
		254,963

Net Assets ($)		256,620,977

Composition of Net Assets ($):
Paid-in capital		256,613,412
Accumulated net realized gain (loss) on investments		7,565

Net Assets ($)		256,620,977

Shares Outstanding
(unlimited number of shares of Beneficial Interest authorized)		256,613,412
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund

17

STATEMENT OF OPERATIONS Six Months Ended December 31, 2008 (Unaudited)

Investment Income ($):
Interest Income	2,812,748
Expenses:
Management fee—Note 2	600,676
Treasury insurance expense—Note 1(f)	32,487
Trustees’ fees—Note 2	11,097
Total Expenses	644,260
Less—Trustees’ fees reimbursed by the Manager—Note 2	(11,097)
Net Expenses	633,163
Investment Income—Net	2,179,585

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	803
Net Increase in Net Assets Resulting from Operations	2,180,388
See notes to financial statements.

18

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008

Operations ($):
Investment income—net	2,179,585	5,253,002
Net realized gain (loss) on investments	803	6,762
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,180,388	5,259,764

Dividends to Shareholders from ($):
Investment income—net	(2,179,585)	(5,292,379)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	314,730,137	785,737,822
Dividends reinvested	441,035	1,230,486
Cost of shares redeemed	(318,233,730)	(635,245,659)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(3,062,558)	151,722,649
Total Increase (Decrease) in Net Assets	(3,061,755)	151,690,034

Net Assets ($):
Beginning of Period	259,682,732	107,992,698
End of Period	256,620,977	259,682,732

See notes to financial statements.

The Fund

19

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
December 31, 2008			Year Ended June 30,

	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.008	.027	.032	.025	.014	.005
Distributions:
Dividends from investment
income—net	(.008)	(.027)	(.032)	(.025)	(.014)	(.005)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	1.67[a]	2.72	3.21	2.50	1.34	.53

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.48[a]	.46	.45	.45	.46	.45
Ratio of net expenses
to average net assets	.47[a]	.45	.45	.45	.45	.45
Ratio of net investment income
to average net assets	1.63[a]	2.57	3.16	2.49	1.37	.52

Net Assets, end of period
($ x 1,000)	256,621	259,683	107,993	72,067	72,141	57,791
a Annualized.
See notes to financial statements.

20

NOTES TO FINANCIAL STATEMENTS ( U n a u d i t e d )

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC California Municipal Money Market Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Tax-Free Municipal Funds (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company, currently offering three series including the fund. The fund’s investment objective is to provide a high level of current income exempt from federal and California income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

Effective July 1, 2008, BNY Mellon reorganized and consolidated a number of its banking and trust company subsidiaries.As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of NewYork Mellon (formerly,The Bank of NewYork).

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The Fund

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities. Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of December 31, 2008 in valuing the fund’s investments carried at fair value:

Investments in
Valuation Inputs	Securities ($)

Level 1—Quoted Prices	0
Level 2—Other Significant Observable Inputs	254,744,466
Level 3—Significant Unobservable Inputs	0
Total	254,744,466

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis.

22

Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

In March 2008, the Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008.At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

(c) Concentration of risk: The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

All cash balances were maintained with the Custodian,The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended, (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the

The Fund

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Code, and to make distributions of income and net realized capital gain, sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2008, the fund did not have any liabilities for any unrecognized tax positions. The fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended June 30, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended June 30, 2008 was all tax-exempt income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At December 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(f) Treasury’s Temporary Guarantee Program: The fund has entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guarantees the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the fund liquidates. Recovery under the Program is subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increase the number of fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under the Program. In addition, fund shares acquired by investors who did

24

not hold fund shares at the close of business on September 19, 2008 are not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, has been extended by the Treasury until April 30, 2009, after which the Secretary of theTreasury will review the need for, and terms of, the Program. Participation in the initial term and the extended period of the Program required a payment to the Treasury in the amount of .01% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share).

NOTE 2—Investment Management Fee and Other Transactions with Affiliates:

Pursuant to an Investment Management Agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .45% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). Each Trustee receives $45,000 per year, plus $6,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc., the Trust, The Dreyfus/Laurel Funds Trust (collectively, the “Dreyfus/Laurel Funds”) and Dreyfus Investment Funds attended, $2,000 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $1,500 for Board meetings and separate committee meetings attended that are conducted by tele-

The Fund

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

phone and is reimbursed for travel and out-of-pocket expenses.With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). With respect to compensation committee meetings, the Chairman of the compensation committee receives $900 per meeting and, with respect to audit committee meetings prior to April 12, 2008, the Chair of the audit committee received $1,350 per meeting. In the event that there is an in-person joint committee or a joint telephone meeting of the Dreyfus/Laurel Funds, Dreyfus Investment Funds and Dreyfus High Yield Strategies Fund, the $2,000 or $1,500 fee, as applicable, will be allocated between the Dreyfus/Laurel Funds, Dreyfus Investment Funds and Dreyfus High Yield Strategies Fund. These fees and expenses are charged and allocated to each series based on net assets.Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level.This undertaking is voluntary and not contractual and may be terminated at any time. During the period ended December 31, 2008, there was no expense reimbursement pursuant to the undertaking.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $81,762.

26

NOTE 3—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $300 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. The terms of the line of credit agreement limit the amount of individual fund borrowings. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. Effective October 15, 2008 the $300 million unsecured line of credit was terminated. During the period ended December 31, 2008, the fund did not borrow under the lines of credit.

The Fund

27

NOTES

Dreyfus BASIC Massachusetts Municipal Money Market Fund

SEMIANNUAL REPORT December 31, 2008

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured  Not Bank-Guaranteed  May Lose Value

Contents

THE FUND

2	A Letter from the CEO

3	Discussion of Fund Performance

6	Understanding Your Fund’s Expenses

6	Comparing Your Fund’s Expenses With Those of Other Funds

7	Statement of Investments

16	Statement of Assets and Liabilities

17	Statement of Operations

18	Statement of Changes in Net Assets

19	Financial Highlights

20	Notes to Financial Statements

FOR MORE INFORMATION

Back Cover

Dreyfus BASIC Massachusetts Municipal Money Market Fund

The Fund

A LETTER FROM THE CEO Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus BASIC Massachusetts Municipal Money Market Fund, covering the six-month period from July 1, 2008, through December 31, 2008.

The second half of 2008 was one of the most difficult periods in decades for the financial markets.A credit crunch that began in 2007 exploded in mid-2008 into a global financial crisis, resulting in the failures of major financial institutions, a deep and prolonged recession and lower investment values across a broad range of asset classes. Governments and regulators throughout the world moved aggressively to curtail the damage, implementing unprecedented reductions of short-term interest rates, massive injections of liquidity into the banking system, government bailouts of struggling companies and plans for massive economic stimulus programs. Money market funds were not immune to the downturn, and several U.S. money market funds were unable to maintain a stable net asset value. The federal government subsequently stepped in with a program for guaranteeing participating funds’ assets at stated levels, while others received financial support from their sponsors.

Although we expect the U.S. and global economies to remain weak until longstanding imbalances have worked their way out of the system, the financial markets currently appear to have priced in investors’ generally low expectations. In previous recessions, however, the markets have tended to anticipate economic improvement before it occurs, potentially leading to major rallies when few expected them.That’s why it makes sense to remain disciplined, maintain a long-term perspective and adopt a consistent asset allocation strategy that reflects one’s future goals and attitudes toward risk.As always, we urge you to consult with your financial advisor, who can recommend the course of action that is right for you.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chief Executive Officer The Dreyfus Corporation January 15, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the period of July 1, 2008, through December 31, 2008, as provided by J. Christopher Nicholl, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended December 31, 2008, Dreyfus BASIC Massachusetts Municipal Money Market Fund produced an annualized yield of 1.69% . Taking into account the effects of compounding, the fund also produced an annualized effective yield of 1.70% .1

The money markets proved to be volatile during the reporting period, as an intensifying financial crisis produced dislocations that caused yields of some tax-exempt instruments to spike temporarily. By the reporting period’s end, yields had subsided to historically low levels commensurate with the Federal Reserve Board’s (the “Fed”) unprecedented low target for short-term interest rates.

The Fund’s Investment Approach

The fund seeks to provide a high level of current income exempt from federal and Massachusetts state income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.To pursue this objective, we attempt to add value by selecting the individual tax-exempt money market instruments from Massachusetts issuers that we believe are most likely to provide high tax-exempt current income, while focusing on credit risk. We also actively manage the fund’s weighted average maturity in anticipation of interest-rate and supply-and-demand changes in Massachusetts’s short-term municipal marketplace.

Rather than focusing on economic or market trends, we search for securities that, in our opinion, will help us enhance the fund’s yield.

The management of the fund’s weighted average maturity uses a more tactical approach. If we expect the supply of securities to increase temporarily, we may reduce the fund’s weighted average maturity to make cash available for the purchase of higher yielding securities.This is due to the fact that yields tend to rise temporarily if issuers are competing

The Fund

3

DISCUSSION OF FUND PERFORMANCE (continued)

for investor interest. If we expect demand to surge at a time when we anticipate little issuance and therefore lower yields, we may increase the fund’s weighted average maturity to maintain current yields for as long as practical.At other times, we try to maintain a neutral weighted average maturity.

Financial Crisis Produced Heightened Volatility

The second half of 2008 was a time of unprecedented challenges in the global financial markets. Soon after the reporting period began, a credit crunch originating in the U.S. sub-prime mortgage market mushroomed into a full-blown, global financial crisis. A wave of credit-rating downgrades over the summer of 2008 arising from massive sub-prime related losses culminated with the failures of several major financial institutions. When Lehman Brothers declared bankruptcy in September,lenders grew reluctant to extend credit to even their best customers, sharply limiting the availability of financing for many businesses. Faced with potentially dire economic consequences, government officials and central banks intervened with massive injections of liquidity for the banking system, rescue packages for corporations and record-low short-term interest to thaw frozen credit markets.

The crisis led to challenging liquidity conditions in some segments of the municipal money markets, including variable-rate demand notes (VRDNs). Unlike the effects of turmoil in the taxable commercial paper market on some prime money market funds, dislocations in the VRDN market did not threaten municipal money market funds’ net asset values, but they caused yields on these short-term instruments to skyrocket briefly.To shore up investor confidence, the U.S. government implemented theTemporary Guarantee Program specifically for money market funds, and the affected markets began to stabilize.

Meanwhile, an ongoing economic slowdown gained momentum as unemployment rates climbed and housing prices continued to fall. Due to slackening demand for energy and building materials, commodity prices retreated sharply from record highs. In late November, the National Bureau of Economic Research confirmed that the U.S. economy has been mired in a recession since late 2007.

4

Like many other states, Massachusetts saw its fiscal outlook deteriorate along with economic conditions. The state is faced with projected budget deficits in upcoming fiscal years, and is exploring ways to bridge the gap.

A More Defensive Posture

We responded to the financial crisis by intensifying our focus on credit research. We pared down the list of approved banks with which the fund will do business, and we shortened the fund’s weighted average maturity to maintain ready liquidity. Still, whenever possible, we took advantage of robust tax-exempt yields on VRDNs, which trended as high as 6% due to temporary imbalances between supply and demand.

When markets began to calm, we lengthened the fund’s weighted average maturity to capture higher yields among longer-dated instruments. However, we remained cautious through year-end, maintaining the fund’s weighted average maturity in a range we consider modestly shorter than industry averages.

Focus on Safety and Liquidity

As 2009 begins, the economy has continued to weaken and financial markets have remained fragile. Therefore, we have continued to emphasize credit quality and liquidity over income, even as yields of municipal money market instruments have declined to levels commensurate with the Fed’s 0% to 0.25% target for the federal funds rate, the lowest level on record.

January 15, 2009

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-Massachusetts residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.

The Fund

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC Massachusetts Municipal Money Market Fund from July 1, 2008 to December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended December 31, 2008

Expenses paid per $1,000†	$ 2.38
Ending value (after expenses)	$1,008.50

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended December 31, 2008

Expenses paid per $1,000†	$ 2.40
Ending value (after expenses)	$1,022.84

  Expenses are equal to the fund’s annualized expense ratio of .47%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
December 31, 2008 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—99.0%	Rate (%)	Date	Amount ($)		Value ($)

California—3.4%
California,
GO Notes
(Kindergarten-University)
(LOC: Citibank NA, National
Australia Bank and State
Street Bank and Trust Co.)	0.85	1/1/09	1,600,000	[a]	1,600,000
California Statewide Communities
Development Authority, Revenue
(Chabad of California) (LOC;
Comerica Bank)	0.89	1/7/09	2,785,000	[a]	2,785,000
Irvine Assessment District Number
97-16, Limited Obligation
Improvement Bonds (LOC; State
Street Bank and Trust Co.)	0.85	1/1/09	1,500,000	[a]	1,500,000
Iowa—3.5%
Iowa Finance Authority,
Health Facilities Revenue
(Iowa Health System) (Insured;
Assured Guaranty and Liquidity
Facility Landesbank
Baden-Wurttemberg)	0.95	1/7/09	6,000,000	[a]	6,000,000
Massachusetts—80.6%
Boston,
GO Notes	5.00	4/1/09	6,360,000		6,405,579
Braintree,
GO Notes, BAN	2.50	8/14/09	3,700,000		3,720,313
Massachusetts,
Consolidated Loan (Liquidity
Facility; Dexia Credit Locale)	1.20	1/1/09	2,200,000	[a]	2,200,000
Massachusetts,
Consolidated Loan (LOC; Bank
of America)	1.15	1/1/09	1,500,000	[a]	1,500,000
Massachusetts,
CP (LOC; JPMorgan Chase Bank)	1.52	1/5/09	2,500,000		2,500,000
Massachusetts Development Finance
Agency, Higher Education
Revenue, Refunding (Smith
College Issue)	0.75	1/7/09	5,000,000	[a]	5,000,000

The Fund

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Massachusetts (continued)
Massachusetts Development Finance
Agency, Multi-Mode Revenue
(Worcester Academy Project)
(LOC; Allied Irish Banks)	1.25	1/7/09	2,500,000	[a]	2,500,000
Massachusetts Development Finance
Agency, Revenue (Beaver
Country Day School Issue)
(LOC; Allied Irish Banks)	1.50	1/7/09	4,400,000	[a]	4,400,000
Massachusetts Development Finance
Agency, Revenue (Boston
Children’s Museum Issue) (LOC;
Royal Bank of Scotland PLC)	0.70	1/7/09	3,365,000	[a]	3,365,000
Massachusetts Development Finance
Agency, Revenue (Boston
University Issue) (LOC; Bank
of America)	0.90	1/1/09	3,000,000	[a]	3,000,000
Massachusetts Development Finance
Agency, Revenue (Boston
University Issue) (LOC; BNP
Paribas)	0.65	1/7/09	5,000,000	[a]	5,000,000
Massachusetts Development Finance
Agency, Revenue (Boston
University Issue) (LOC; Royal
Bank of Scotland PLC)	0.70	1/1/09	1,400,000	[a]	1,400,000
Massachusetts Development Finance
Agency, Revenue (Elderhostel,
Inc. Issue) (LOC; Royal Bank
of Scotland PLC)	1.25	1/7/09	2,920,000	[a]	2,920,000
Massachusetts Development Finance
Agency, Revenue (Exploration
School, Inc. Issue) (LOC; TD
Banknorth NA)	1.25	1/7/09	2,680,000	[a]	2,680,000
Massachusetts Development Finance
Agency, Revenue (Fay School
Issue) (LOC; TD Banknorth NA)	1.25	1/7/09	4,300,000	[a]	4,300,000

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Massachusetts (continued)
Massachusetts Development
Finance Agency,
Revenue (Harvard
University Issue)	0.70	1/7/09	6,000,000	[a]	6,000,000
Massachusetts Development Finance
Agency, Revenue (Saint
Peter-Marian Issue)
(LOC; Bank of America)	0.80	1/7/09	1,010,000	[a]	1,010,000
Massachusetts Development Finance
Agency, Revenue (Smith College
Issue) (Liquidity Facility;
JPMorgan Chase Bank)	2.00	1/7/09	2,500,000	[a]	2,500,000
Massachusetts Development Finance
Agency, Revenue (Sophia Snow
House, Inc. Project) (LOC;
Bank of America)	0.70	1/7/09	1,355,000	[a]	1,355,000
Massachusetts Development Finance
Agency, Revenue (Worcester
Academy Issue) (LOC; Allied
Irish Banks)	1.43	1/7/09	3,000,000	[a]	3,000,000
Massachusetts Development Finance
Agency, Revenue (Worcester
Polytechnic Institute) (LOC;
TD Banknorth NA)	1.15	1/7/09	2,500,000	[a]	2,500,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Bentley
College Issue) (LOC; JPMorgan
Chase Bank)	0.65	1/7/09	4,500,000	[a]	4,500,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Capital
Asset Program Issue) (LOC;
Bank of America)	1.55	1/1/09	2,400,000	[a]	2,400,000

The Fund

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Massachusetts (continued)
Massachusetts Health and
Educational Facilities
Authority, Revenue (Great
Brook Valley Health Center
Issue) (LOC; TD Banknorth NA)	0.90	1/7/09	1,600,000	[a]	1,600,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Hillcrest
Extended Care Services Issue)
(LOC; Bank of America)	0.75	1/7/09	3,200,000	[a]	3,200,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Museum of
Fine Arts Issue) (Liquidity
Facility; Bank of America)	0.80	1/1/09	3,000,000	[a]	3,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System—Capital
Asset Program Issue) (Insured;
FSA and Liquidity Facility:
Bayerische Landesbank and
JPMorgan Chase Bank)	2.75	1/7/09	2,900,000	[a]	2,900,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	0.80	1/1/09	1,300,000	[a]	1,300,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue) (LOC;
Citibank NA)	0.95	1/7/09	6,000,000	[a]	6,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Peabody
Essex Museum Issue) (LOC; Bank
of America)	1.15	1/7/09	760,000	[a]	760,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	0.80	1/1/09	3,200,000	[a]	3,200,000

10

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Massachusetts (continued)
Massachusetts Health and Educational
Facilities Authority, Revenue
(Tufts University Issue) (Liquidity
Facility; Bank of America)	0.70	1/1/09	800,000	[a]	800,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (University
of Massachusetts Issue) (LOC;
Dexia Credit Locale)	1.90	1/7/09	4,600,000	[a]	4,600,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Wellesley
College Issue)	0.75	1/1/09	2,000,000	[a]	2,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Wellesley
College Issue)	0.25	1/7/09	4,275,000	[a]	4,275,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Williams
College Issue)	0.75	1/7/09	3,484,000	[a]	3,484,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Williams
College Issue)	0.80	1/7/09	2,900,000	[a]	2,900,000
Massachusetts Housing Finance
Agency, Housing Revenue
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	3.00	1/7/09	3,500,000	[a]	3,500,000
Massachusetts Industrial Finance
Agency, Higher Education
Revenue (Southern New England
School of Law Issue) (LOC;
Bank of America)	0.70	1/7/09	1,125,000	[a]	1,125,000
Massachusetts Industrial Finance
Agency, IDR, Refunding (Nova
Realty Trust) (LOC; Bank of America)	1.22	1/7/09	3,000,000	[a,b]	3,000,000
Massachusetts School Building
Authority, CP (LOC; Bank of
Nova Scotia)	1.55	2/11/09	2,000,000		2,000,000

The Fund

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Massachusetts (continued)
Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue,
Refunding (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.90	1/1/09	640,000	[a]	640,000
Nantucket,
GO Notes, BAN	2.25	2/27/09	5,500,000		5,500,835
Somerville,
GO Notes, BAN	2.00	12/18/09	4,400,000		4,432,157
Woburn,
GO Notes, BAN	2.25	7/24/09	4,000,000		4,013,843
Missouri—5.0%
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (Bethesda
Health Group, Inc.) (LOC; U.S.
Bancorp)	1.15	1/1/09	2,495,000	[a]	2,495,000
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (SSM Health
Care) (Insured; FSA and
Liquidity Facility; Citigroup)	1.75	1/7/09	6,000,000	[a]	6,000,000
New Hampshire—1.3%
New Hampshire Health and Education
Facilities Authority, Revenue
(New London Hospital Issue)
(LOC; Fortis Bank)	4.75	1/7/09	2,300,000	[a]	2,300,000
New York—3.7%
Long Island Power Authority,
Electric System Subordinated
Revenue (LOC; Bayerische
Landesbank)	1.10	1/1/09	800,000	[a]	800,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Fortis Bank)	0.80	1/1/09	4,500,000	[a]	4,500,000

12

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

New York (continued)
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Citigroup Global
Market Holdings)	1.00	1/1/09	1,000,000	[a]	1,000,000
Texas—1.5%
Austin,
Water and Wastewater System
Revenue, Refunding (Insured;
FSA and Liquidity Facility;
Landesbank Baden-Wurttemberg)	3.00	1/7/09	2,500,000	[a]	2,500,000

Total Investments (cost $169,866,727)			99.0%		169,866,727
Cash and Receivables (Net)			1.0%		1,731,276
Net Assets			100.0%		171,598,003

a	Variable rate demand note—rate shown is the interest rate in effect at December 31, 2008. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

b	Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, this security amounted to $3,000,000 or 1.7% of net assets.

The Fund

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

14

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	89.2
AAA,AA,A [c]		Aaa,Aa,A [c]		AAA,AA,A [c]	9.0
Not Rated [d]		Not Rated [d]		Not Rated [d]	1.8
					100.0
† Based on total investments.

c	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.

d	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Fund

15

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2008 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	169,866,727	169,866,727
Cash		1,635,794
Interest receivable		386,231
Prepaid expenses		94,226
		171,982,978

Liabilities ($):
Dividend payable		104,588
Payable for shares of Beneficial Interest redeemed		280,387
		384,975

Net Assets ($)		171,598,003

Composition of Net Assets ($):
Paid-in capital		171,564,998
Accumulated net realized gain (loss) on investments		33,005

Net Assets ($)		171,598,003

Shares Outstanding
(unlimited number of shares of Beneficial Interest authorized)		171,576,083
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

16

STATEMENT OF OPERATIONS Six Months Ended December 31, 2008 (Unaudited)

Investment Income ($):
Interest Income	1,910,052
Expenses:
Management fee—Note 2	402,220
Treasury insurance expense—Note 1(f)	18,904
Trustees’ fees—Note 2	7,431
Total Expenses	428,555
Less—Trustees’ fees reimbursed by the Manager—Note 2	(7,431)
Net Expenses	421,124
Investment Income—Net	1,488,928

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	15
Net Increase in Net Assets Resulting from Operations	1,488,943

See notes to financial statements.

The Fund

17

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008

Operations ($):
Investment income—net	1,488,928	4,376,085
Net realized gain (loss) on investments	15	32,990
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,488,943	4,409,075

Dividends to Shareholders from ($):
Investment income—net	(1,488,928)	(4,377,135)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	192,270,756	464,381,058
Dividends reinvested	207,179	622,358
Cost of shares redeemed	(200,111,017)	(447,865,845)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(7,633,082)	17,137,571
Total Increase (Decrease) in Net Assets	(7,633,067)	17,169,511

Net Assets ($):
Beginning of Period	179,231,070	162,061,559
End of Period	171,598,003	179,231,070
See notes to financial statements.

18

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
December 31, 2008			Year Ended June 30,

	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.008	.026	.032	.024	.013	.005
Distributions:
Dividends from investment
income—net	(.008)	(.026)	(.032)	(.024)	(.013)	(.005)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	1.69[a]	2.59	3.21	2.48	1.34	.53

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.48[a]	.46	.46	.46	.45	.45
Ratio of net expenses
to average net assets	.47[a]	.45	.45	.45	.45	.45
Ratio of net investment income
to average net assets	1.67[a]	2.51	3.17	2.46	1.33	.53

Net Assets, end of period
($ x 1,000)	171,598	179,231	162,062	130,286	131,162	141,930

a Annualized.
See notes to financial statements.

The Fund

19

NOTES TO FINANCIAL STATEMENTS ( U n a u d i t e d )

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC Massachusetts Municipal Money Market Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Tax-Free Municipal Funds (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series including the fund.The fund’s investment objective is to provide a high level of current income exempt from federal and Massachusetts state income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

Effective July 1, 2008, BNY Mellon reorganized and consolidated a number of its banking and trust company subsidiaries.As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of NewYork Mellon (formerly,The Bank of NewYork).

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

20

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities. Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of December 31, 2008 in valuing the fund’s investments carried at fair value:

Investments in
Valuation Inputs	Securities ($)

Level 1—Quoted Prices	0
Level 2—Other Significant Observable Inputs	169,866,727
Level 3—Significant Unobservable Inputs	0
Total	169,866,727

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis.

The Fund

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

In March 2008, the Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008.At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

(c) Concentration of risk: The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the commonwealth and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

All cash balances were maintained with the Custodian,The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the

22

Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2008, the fund did not have any liabilities for any unrecognized tax positions. The fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended June 30, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended June 30, 2008 was all tax-exempt income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At December 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(f) Treasury’s Temporary Guarantee Program: The fund has entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guarantees the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the fund liquidates. Recovery under the Program is subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increase the number of fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under

The Fund

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 are not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, has been extended by the Treasury until April 30, 2009, after which the Secretary of theTreasury will review the need for, and terms of, the Program. Participation in the initial term and the extended period of the Program required a payment to the Treasury in the amount of .01% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share).

NOTE 2—Investment Management Fee And Other Transactions With Affiliates:

Pursuant to an Investment Management Agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .45% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). Each Trustee receives $45,000 per year, plus $6,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc., the Trust, The Dreyfus/Laurel Funds Trust (collectively, the “Dreyfus/Laurel Funds”) and Dreyfus Investment Funds attended, $2,000 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $1,500 for Board meetings and separate committee meetings attended that are conducted by tele-

24

phone and is reimbursed for travel and out-of-pocket expenses.With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). With respect to compensation committee meetings, the Chairman of the compensation committee received $900 per meeting and, with respect to audit committee meetings prior to April 12, 2008, the Chair of the audit committee receives $1,350 per meeting. In the event that there is an in-person joint committee or a joint telephone meeting of the Dreyfus/Laurel Funds, Dreyfus Investment Funds and Dreyfus High Yield Strategies Fund, the $2,000 or $1,500 fee, as applicable, will be allocated between the Dreyfus/Laurel Funds, Dreyfus Investment Funds and Dreyfus High Yield Strategies Fund. These fees and expenses are charged and allocated to each series based on net assets.Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level.This undertaking is voluntary and not contractual and may be terminated at any time. During the period ended December 31, 2008, there was no expense reimbursement pursuant to the undertaking.

NOTE 3—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $300 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. The terms of the line of credit agreement limit the amount of individual fund borrowings. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. Effective October 15, 2008 the $300 million unsecured line of credit was terminated. During the period ended December 31, 2008, the fund did not borrow under the lines of credit.

The Fund

25

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured  Not Bank-Guaranteed  May Lose Value

Contents

THE FUND

2	A Letter from the CEO

3	Discussion of Fund Performance

6	Understanding Your Fund’s Expenses

6	Comparing Your Fund’s Expenses With Those of Other Funds

7	Statement of Investments

17	Statement of Assets and Liabilities

18	Statement of Operations

19	Statement of Changes in Net Assets

20	Financial Highlights

21	Notes to Financial Statements

FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus BASIC New York Municipal Money Market Fund

A LETTER FROM THE CEO Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus BASIC New York Municipal Money Market Fund, covering the six-month period from July 1, 2008, through December 31, 2008.

The second half of 2008 was one of the most difficult periods in decades for the financial markets.A credit crunch that began in 2007 exploded in mid-2008 into a global financial crisis, resulting in the failures of major financial institutions, a deep and prolonged recession and lower investment values across a broad range of asset classes. Governments and regulators throughout the world moved aggressively to curtail the damage, implementing unprecedented reductions of short-term interest rates, massive injections of liquidity into the banking system, government bailouts of struggling companies and plans for massive economic stimulus programs. Money market funds were not immune to the downturn, and several U.S. money market funds were unable to maintain a stable net asset value. The federal government subsequently stepped in with a program for guaranteeing participating funds’ assets at stated levels, while others received financial support from their sponsors.

Although we expect the U.S. and global economies to remain weak until longstanding imbalances have worked their way out of the system, the financial markets currently appear to have priced in investors’ generally low expectations. In previous recessions, however, the markets have tended to anticipate economic improvement before it occurs, potentially leading to major rallies when few expected them. That’s why it makes sense to remain disciplined, maintain a long-term perspective and adopt a consistent asset allocation strategy that reflects one’s future goals and attitudes toward risk. As always, we urge you to consult with your financial advisor, who can recommend the course of action that is right for you. For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chief Executive Officer The Dreyfus Corporation January 15, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of July 1, 2008, through December 31, 2008, as provided by Joseph Irace, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended December 31, 2008, Dreyfus BASIC New York Municipal Money Market Fund produced an annualized yield of 2.00% . Taking into account the effects of compounding, the fund produced an annualized effective yield of 2.02% .1

Tax-exempt money market instruments were influenced by a faltering U.S. economy, an intensifying financial crisis and sharply lower short-term interest rates during the reporting period.

The Fund’s Investment Approach

The fund seeks to provide a high level of current income exempt from federal, New York state and New York city income taxes to the extent consistent with the preservation of capital and the maintenance of liq-uidity.To pursue this objective, we attempt to add value by selecting the individual tax-exempt money market instruments from high-quality NewYork-exempt issuers that we believe are most likely to provide high tax-exempt current income.We also actively manage the fund’s weighted average maturity in anticipation of interest-rate and supply-and-demand changes in NewYork’s short-term municipal marketplace.

The management of the fund’s weighted average maturity uses a more tactical approach. If we expect the supply of securities to increase temporarily, we may reduce the fund’s weighted average maturity to make cash available for the purchase of higher yielding securities.This is due to the fact that yields tend to rise temporarily if issuers are competing for investor interest. If we expect demand to surge at a time when we anticipate little issuance and therefore lower yields, we may increase the fund’s weighted average maturity to maintain current yields for as long as we deem practical. At other times, we try to maintain a neutral weighted average maturity.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Economic Slump and Financial Crisis Roiled Money Markets

Economic conditions already had begun to deteriorate by the start of the reporting period as a result of weakness in housing markets, rising unemployment and declining consumer confidence. In response, the Federal Reserve Board (the “Fed”) had implemented several reductions in the overnight federal funds rate, which began the reporting period at 2%.

Meanwhile, a credit crisis intensified as mortgage foreclosure rates surged and institutional investors continued to de-lever their portfolios, selling their more liquid and creditworthy holdings to meet margin calls resulting from severe losses in mortgage- and asset-backed securities. Despite efforts by regulators to contain the credit crunch, it mushroomed into a global financial crisis over the summer of 2008, leading to the failures and government bailouts of several major financial institutions.The Fed also intervened with massive injections of liquidity into the banking system and additional rate cuts, which drove its target for the federal funds rate to a record low of 0% to 0.25% .

The money markets were not immune to the financial crisis, as credit concerns caused dislocations among short-term money market instruments, including tax-exempt variable rate demand notes (“VRDNs”), and a surge in redemptions from some funds. In an effort to shore up investor confidence and help restore stability to the financial system, the U.S. Department of the Treasury initiated several remedial measures, including the Temporary Guarantee Program specifically for money market funds.

With the Fed and U.S.Treasury supporting banks and short-term lending, short-term credit markets appeared to stabilize by the reporting period’s end. Although liquidity concerns regarding VRDNs pushed their yields higher in September, liquidity and yields subsequently returned to normalized levels.

The financial crisis and economic downturn put pressure on the fiscal conditions of the state and city of NewYork, which were undermined by massive job losses on Wall Street. As of the reporting period’s end, both the state and city were discussing ways to bridge projected revenue shortfalls.

Independent Research Helps Avoid Credit Problems

As always, we have invested exclusively in direct, high-quality municipal obligations that have been independently approved by our credit analysts. In light of the issues confronting the market, we maintained a conservative credit selection strategy, including increased credit surveillance of the fund’s holdings.

Early in the reporting period, we set the fund’s weighted average maturity in a range that was longer than industry averages to capture higher yields for as long as we deemed practical while interest rates fell. However, we later shortened the fund’s weighted average maturity to weather the dislocations caused by the financial crisis. This enabled us to take greater advantage of the outsized yields offered by VRDNs at the time.

Maintaining a Conservative Investment Posture

We intend to maintain the fund’s conservative credit selection strategy and generally neutral weighted average maturity until we are confident that the crisis has passed.

January 15, 2009

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-NewYork residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.

The Fund

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC NewYork Municipal Money Market Fund from July 1, 2008 to December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended December 31, 2008

Expenses paid per $1,000†	$ 2.38
Ending value (after expenses)	$1,010.10

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended December 31, 2008

Expenses paid per $1,000†	$ 2.40
Ending value (after expenses)	$1,022.84

  Expenses are equal to the fund’s annualized expense ratio of .47%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
December 31, 2008 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—98.9%	Rate (%)	Date	Amount ($)		Value ($)

New York—97.5%
Albany County Airport Authority,
Airport Revenue, Refunding
(LOC; Bank of America)	1.35	1/7/09	4,300,000	[a]	4,300,000
Albany Housing Authority,
Revenue (Nutgrove Garden
Apartments Project) (LOC;
Citizens Bank of Massachusetts)	1.70	1/7/09	1,445,000	[a]	1,445,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Albany College of Pharmacy
Project) (LOC; TD Banknorth NA)	1.10	1/7/09	3,300,000	[a]	3,300,000
Albany Industrial Development
Agency, Civic Facility Revenue
(CHF Holland Suites, L.L.C.
Project) (LOC; TD Banknorth NA)	1.23	1/7/09	6,390,000	[a]	6,390,000
Albany Industrial Development
Agency, Civic Facility Revenue
(CHF-Holland Suites II, L.L.C.
Project) (LOC; TD Banknorth NA)	1.10	1/7/09	3,000,000	[a]	3,000,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Corning Preserve/Hudson
Riverfront Development
Project) (LOC; Key Bank)	2.70	1/7/09	1,245,000	[a]	1,245,000
Amherst Industrial Development
Agency, Multi-Mode Civic
Facility Revenue (Daemen
College Project) (LOC;
Wachovia Bank)	2.90	1/7/09	4,400,000	[a]	4,400,000
Avoca Central School District,
GO Notes, BAN	3.00	6/26/09	4,000,000		4,016,047
Briarcliff Manor,
GO Notes, BAN	2.75	9/11/09	1,468,800		1,475,774
Broome County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Good Shepherd Village
at Endwell, Inc. Project)
(LOC; M&T Bank)	1.30	1/7/09	4,110,000	[a]	4,110,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

New York (continued)
Dutchess County Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Lutheran Center at
Poughkeepsie, Inc. Project)
(LOC; Key Bank)	2.70	1/7/09	1,900,000	[a]	1,900,000
East Hampton,
GO Notes, BAN	2.00	6/4/09	1,600,000		1,601,323
East Rochester Housing Authority,
Housing Revenue (Park Ridge
Nursing Home, Inc. Project)
(LOC; JPMorgan Chase Bank)	1.25	1/7/09	4,375,000	[a]	4,375,000
East Rockaway Union Free School
District, GO Notes, TAN	2.75	6/24/09	1,500,000		1,504,901
Erie County Industrial Development
Agency, IDR (Luminescent
System, Inc. Project) (LOC;
HSBC Bank USA)	1.25	1/7/09	3,295,000	[a]	3,295,000
Erwin,
GO Notes, BAN	2.75	9/17/09	2,955,000		2,967,300
Hamburg Central School District,
GO Notes, BAN	3.35	7/2/09	4,400,000		4,424,024
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue (LOC; Citibank
NA and Liquidity Facility;
Citibank NA)	1.32	1/7/09	5,000,000	[a,b]	5,000,000
Lancaster Industrial Development
Agency, IDR (Jiffy-Tite
Company, Inc. Project)
(LOC; Key Bank)	2.20	1/7/09	1,080,000	[a]	1,080,000
Laurens Central School District,
GO Notes, BAN	2.10	6/25/09	1,446,475		1,447,155
Long Island Power Authority,
Electric System General
Revenue (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	3.00	1/7/09	4,000,000	[a]	4,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

New York (continued)
Metropolitan Transportation
Authority, Dedicated Tax Fund
Bonds (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	3.50	1/7/09	13,000,000	[a]	13,000,000
Metropolitan Transportation
Authority, Transportation
Revenue, Refunding (Insured;
FSA and Liquidity Facility;
Dexia Credit Locale)	5.00	1/7/09	1,000,000	[a]	1,000,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Bank)	1.20	1/7/09	2,500,000	[a]	2,500,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Bank)	1.20	1/7/09	5,150,000	[a]	5,150,000
Monroe County Industrial
Development Agency, IDR
(2883 Associates LP)
(LOC; HSBC Bank USA)	1.25	1/7/09	625,000	[a]	625,000
Monroe County Industrial
Development Agency, IDR
(Mercury Print Productions,
Inc. Facility) (LOC; M&T Bank)	2.65	1/7/09	165,000	[a]	165,000
Naples Central School District,
GO Notes, BAN	2.25	6/16/09	1,700,000		1,702,652
Nassau County Industrial
Development Agency, Civic
Facility Revenue (North Shore
Hebrew Academy High School
Project) (LOC; Comerica Bank)	1.30	1/7/09	4,580,000	[a]	4,580,000
Nassau County Industrial Development
Agency, Revenue (Rockville Centre
Housing Project) (LOC; M&T Bank)	1.35	1/7/09	8,000,000	[a]	8,000,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

New York (continued)
New York City,
GO Notes	3.65	4/1/09	100,000		100,156
New York City,
GO Notes (LOC; Bank of America)	0.69	1/7/09	11,350,000	[a]	11,350,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	1.05	1/1/09	1,600,000	[a]	1,600,000
New York City Housing Development
Corporation, MFHR (Liquidity
Facility; Dexia Credit Locale)	2.50	1/7/09	9,370,000	[a]	9,370,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Abraham
Joshua Heschel High School
Project) (LOC; Allied Irish Banks)	1.40	1/7/09	3,850,000	[a]	3,850,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Columbia
Grammar and Preparatory School
Project) (LOC; Allied Irish Banks)	1.30	1/7/09	4,500,000	[a]	4,500,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Convent of the
Sacred Heart School of New York
Project) (LOC; Wachovia Bank)	3.45	1/7/09	7,400,000	[a]	7,400,000
New York City Industrial
Development Agency,
Civic Facility Revenue
(Grace Church School
Project) (LOC; Wachovia Bank)	3.45	1/7/09	5,000,000	[a]	5,000,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Hewitt
School Project) (LOC; Allied
Irish Banks)	1.30	1/7/09	1,570,000	[a]	1,570,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Sephardic
Community Youth Center, Inc.
Project) (LOC; M&T Bank)	1.30	1/7/09	7,500,000	[a]	7,500,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

New York (continued)
New York City Industrial
Development Agency, Civic
Facility Revenue (Spence-Chapin,
Services to Families and Children
Project) (LOC; Allied Irish Banks)	1.30	1/7/09	3,850,000	[a]	3,850,000
New York City Industrial Development
Agency, Civic Facility Revenue
(The Allen-Stevenson School
Project) (LOC; Allied Irish Banks)	1.30	1/7/09	2,905,000	[a]	2,905,000
New York City Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Federation of Protestant
Welfare Agencies, Inc. Project)
(LOC; Allied Irish Banks)	1.30	1/7/09	2,755,000	[a]	2,755,000
New York City Industrial
Development Agency, IDR (Novelty
Crystal Corporation Project)
(LOC; Commerce Bank N.A.)	1.40	1/7/09	3,475,000	[a]	3,475,000
New York City Industrial
Development Agency, IDR
(Super-Tek Products, Inc.
Project) (LOC; Citibank NA)	1.35	1/7/09	4,890,000	[a]	4,890,000
New York City Industrial
Development Agency, Special
Facility Revenue (Air Express
International Corporation
Project) (LOC; Citibank NA)	1.10	1/7/09	5,000,000	[a]	5,000,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.50	2/1/09	500,000		501,350
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Liquidity Facility;
Citibank NA)	1.15	1/1/09	1,400,000	[a]	1,400,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	1.05	1/1/09	4,000,000	[a]	4,000,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

New York (continued)
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Royal Bank of Canada)	1.15	1/1/09	1,900,000	[a]	1,900,000
New York State Dormitory
Authority, Revenue (Mental
Health Facilities Improvement)
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	5.00	1/7/09	2,800,000	[a]	2,800,000
New York State Dormitory
Authority, Revenue (Mount
Saint Mary College) (LOC;
JPMorgan Chase Bank)	1.45	1/7/09	8,900,000	[a]	8,900,000
New York State Dormitory
Authority, Revenue (Park Ridge
Hospital, Inc.) (LOC; JPMorgan
Chase Bank)	1.25	1/7/09	4,000,000	[a]	4,000,000
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/09	220,000		221,303
New York State Housing Finance
Agency, Housing Revenue
(Baisley Park Gardens) (LOC;
Citibank NA)	0.82	1/7/09	4,700,000	[a]	4,700,000
New York State Housing Finance
Agency, Housing Revenue
(Gateway to New Cassel) (LOC;
JPMorgan Chase Bank)	1.04	1/7/09	7,500,000	[a]	7,500,000
New York State Urban Development
Corporation, COP (James A.
Farley Post Office Project)
(Liquidity Facility; Citigroup
Inc. and LOC; Citigroup Inc.)	1.39	1/7/09	5,000,000	[a,b]	5,000,000
Newburgh Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties Dubois Street II,
Inc. Project) (LOC; Key Bank)	2.70	1/7/09	10,310,000	[a]	10,310,000
Newfane Central School District
GO Notes, BAN	2.75	7/10/09	2,500,000		2,506,994
North Greenbush,
GO Notes, BAN	2.75	4/17/09	2,000,000		2,001,967

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

New York (continued)
Otsego County Industrial
Development Agency, Civic
Facility Revenue (Noonan
Community Service Corporation
Project) (LOC; FHLB)	1.60	1/7/09	1,235,000	[a]	1,235,000
Plattsburgh,
BAN (Municipal Lighting)	2.50	6/19/09	2,100,000		2,105,241
Port Authority of New York and New
Jersey, Equipment Notes	1.31	1/7/09	4,000,000	[a]	4,000,000
Port Byron School District,
GO Notes, BAN	2.75	6/26/09	2,000,000		2,004,706
Putnam County Industrial Development
Agency, Civic Facility Revenue
(United Cerebral Palsy of Putnam
and Southern Dutchess Project)
(LOC; Commerce Bank N.A.)	1.20	1/7/09	7,900,000	[a]	7,900,000
Rensselaer County Industrial
Development Agency, Civic Facility
Revenue (The Sage Colleges
Project) (LOC; M&T Bank)	2.30	1/7/09	2,300,000	[a]	2,300,000
Rockland County Industrial
Development Agency, Civic
Facility Revenue (Dominican
College of Blauvelt Project)
(LOC; Commerce Bank N.A.)	1.43	1/7/09	6,230,000	[a]	6,230,000
Rockland County Industrial
Development Agency, IDR
(Intercos America, Inc.
Project) (LOC; HSBC Bank USA)	1.25	1/7/09	3,600,000	[a]	3,600,000
Rockland County Industrial
Development Authority, Revenue
(Northern Manor Multicare Center,
Inc. Project) (LOC; M&T Bank)	1.35	1/7/09	3,100,000	[a]	3,100,000
Rome City School District,
RAN	2.25	6/25/09	3,900,000		3,906,414
Sackets Harbor Central School
District, GO Notes, BAN	3.00	7/2/09	2,594,437		2,603,284
Saint Lawrence County Industrial
Development Agency, Civic
Facility Revenue (Canton-Potsdam
Hospital Project) (LOC; Key Bank)	2.70	1/7/09	10,285,000	[a]	10,285,000

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

New York (continued)
Sayville Union Free School
District, GO Notes, BAN	2.75	6/26/09	3,000,000		3,010,660
Seaford Union Free School
District, GO Notes, BAN	2.75	7/17/09	1,000,000		1,003,967
Syracuse Industrial Development
Agency, Civic Facility Revenue
(Crouse Health Hospital, Inc.
Project) (LOC; Key Bank)	2.34	1/7/09	3,925,000	[a]	3,925,000
Tobacco Settlement Financing
Corporation, Asset-Backed
Revenue Bonds (State
Contingency Contract Secured)	5.00	6/1/09	350,000		353,396
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Cortland
College) (LOC; HSBC Bank USA)	1.48	1/7/09	3,945,000	[a]	3,945,000
Westchester County Health Care
Corporation, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale
and LOC; Westchester County)	2.50	1/12/09	5,000,000		5,000,000
U.S. Related—1.4%
Puerto Rico Industrial Tourist
Educational Medical and
Environmental Control
Facilities Financing Authority,
Environmental Control Facilities
Revenue (Bristol-Myers
Squibb Company Project)	1.30	1/7/09	4,400,000	[a]	4,400,000

Total Investments (cost $303,763,614)			98.9%		303,763,614

Cash and Receivables (Net)			1.1%		3,502,310

Net Assets			100.0%		307,265,924

a	Variable rate demand note—rate shown is the interest rate in effect at December 31, 2008. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, these securities amounted to $10,000,000 or 3.3% of net assets.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	86.0
AAA,AA,Ac		Aaa,Aa,Ac		AAA,AA,Ac	1.8
Not Rated[d]		Not Rated[d]		Not Rated[d]	12.2
					100.0

† Based on total investments.

c	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.

d	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2008 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	303,763,614	303,763,614
Cash		2,978,164
Interest receivable		959,002
Prepaid expenses		46,291
		307,747,071

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2		56,251
Dividend payable		283,505
Payable for shares of Beneficial Interest redeemed		141,391
		481,147

Net Assets ($)		307,265,924

Composition of Net Assets ($):
Paid-in capital		307,241,435
Accumulated net realized gain (loss) on investments		24,489

Net Assets ($)		307,265,924

Shares Outstanding
(unlimited number of shares of Beneficial Interest authorized)		307,241,445
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund 17

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2008 (Unaudited)

Investment Income ($):
Interest Income	4,205,356
Expenses:
Management fee—Note 2	765,960
Treasury insurance expense—Note 1(f)	40,180
Trustees’ fees—Note 2	13,284
Total Expenses	819,424
Less—Trustees’ fees reimbursed by the Manager—Note 2	(13,284)
Net Expenses	806,140
Investment Income—Net, representing net increase
in net assets resulting from operations	3,399,216

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008

Operations ($):
Investment income—net	3,399,216	9,088,802
Net realized gain (loss) on investments	—	24,489
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,399,216	9,113,291

Dividends to Shareholders from ($):
Investment income—net	(3,399,216)	(9,093,303)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	185,203,744	382,586,890
Dividends reinvested	2,540,610	7,621,024
Cost of shares redeemed	(244,599,255)	(348,000,006)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(56,854,901)	42,207,908
Total Increase (Decrease) in Net Assets	(56,854,901)	42,227,896

Net Assets ($):
Beginning of Period	364,120,825	321,892,929
End of Period	307,265,924	364,120,825

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
December 31, 2008			Year Ended June 30,

	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.010	.026	.032	.025	.013	.005
Distributions:
Dividends from
investment income—net	(.010)	(.026)	(.032)	(.025)	(.013)	(.005)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.00[a]	2.67	3.25	2.52	1.34	.52

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.48[a]	.46	.45	.45	.45	.45
Ratio of net expenses
to average net assets	.47[a]	.45	.45	.45	.45	.45
Ratio of net investment income
to average net assets	2.00[a]	2.61	3.21	2.49	1.33	.52

Net Assets, end of period
($ x 1,000)	307,266	364,121	321,893	286,993	308,322	302,652

a Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC New York Municipal Money Market Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Tax-Free Municipal Funds (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company, currently offering three series including the fund.The fund’s investment objective is to provide a high level of current income exempt from federal, NewYork state and NewYork city income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

Effective July 1, 2008, BNY Mellon reorganized and consolidated a number of its banking and trust company subsidiaries.As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of NewYork Mellon (formerly,The Bank of NewYork).

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fund adopted Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities. Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of December 31, 2008 in valuing the fund’s investments carried at fair value:

Investments in
Valuation Inputs	Securities ($)

Level 1—Quoted Prices	0
Level 2—Other Significant Observable Inputs	303,763,614
Level 3—Significant Unobservable Inputs	0
Total	303,763,614

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

In March 2008, the Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008.At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

(c) Concentration of risk: The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

All cash balances were maintained with the Custodian,The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended, (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2008, the fund did not have any liabilities for any unrecognized tax positions. The fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended June 30, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended June 30, 2008 was all tax-exempt income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At December 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(f) Treasury’s Temporary Guarantee Program: The fund has entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guarantees the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the fund liquidates. Recovery under the Program is subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increase the number of fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 are not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, has been extended by the Treasury until April 30, 2009, after which the Secretary of theTreasury will review the need for, and terms of, the Program. Participation in the initial term and the extended period of the Program required a payment to the Treasury in the amount of .01% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share).

NOTE 2—Investment Management Fee and Other Transactions with Affiliates:

Pursuant to an Investment Management Agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .45% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). Each Trustee receives $45,000 per year, plus $6,000 for each joint Board meeting of The

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Dreyfus/Laurel Funds, Inc., the Trust, The Dreyfus/Laurel Funds Trust (collectively, the “Dreyfus/Laurel Funds”) and Dreyfus Investment Funds attended, $2,000 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $1,500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses.With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). With respect to compensation committee meetings, the Chair of the compensation committee receives $900 per meeting and, with respect to audit committee meetings prior to April 12, 2008, the Chair of the audit committee received $1,350 per meeting. In the event that there is an in-person joint committee or a joint telephone meeting of the Dreyfus/Laurel Funds, Dreyfus Investment Funds and Dreyfus High Yield Strategies Fund, the $2,000 or $1,500 fee, as applicable, will be allocated between the Dreyfus/Laurel Funds, Dreyfus Investment Funds and Dreyfus High Yield Strategies Fund.These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level.This undertaking is voluntary and not contractual and may be terminated at any time. During the period ended December 31, 2008, there was no expense reimbursement pursuant to the undertaking.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $56,251.

NOTE 3—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $300 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. The terms of the line of credit agreement limit the amount of individual fund borrowings. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. Effective October 15, 2008 the $300 million unsecured line of credit was terminated. During the period ended December 31, 2008, the fund did not borrow under the lines of credit.

The Fund 27

NOTES

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the “Committee”), which is responsible for selecting and nominating persons for election or appointment by the Registrant’s Board as Board members. The Committee has adopted a Nominating Committee Charter (the “Charter”). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Tax-Free Municipal Funds

By:	/s/ J. David Officer

J. David Officer
President

Date:	February 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer

J. David Officer
President

Date:	February 23, 2009

By:	/s/ James Windels

James Windels
Treasurer

Date:	February 23, 2009

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)